Quarterly Information (unaudited)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Quarterly Information (unaudited)

NOTE 29. QUARTERLY INFORMATION (UNAUDITED)

	First quarter		Second quarter		Third quarter		Fourth quarter
(In millions; per-share amounts in dollars)	2014	2013	2014	2013	2014	2013	2014	2013

Consolidated operations
Earnings from continuing operations	$2,700	$2,932	$3,298	$2,988	$3,277	$2,809	$5,179	$5,021
Earnings (loss) from discontinued
operations	252	579	247	311	232	372	160	(1,657)
Net earnings	2,952	3,511	3,545	3,299	3,509	3,181	5,339	3,364
Less net earnings (loss) attributable to
noncontrolling interests	(47)	(16)	-	166	(28)	(10)	187	158
Net earnings attributable to
the Company	$2,999	$3,527	$3,545	$3,133	$3,537	$3,191	$5,152	$3,206
Per-share amounts – earnings from
continuing operations
Diluted earnings per share	$0.27	$0.28	$0.33	$0.27	$0.33	$0.27	$0.49	$0.48
Basic earnings per share	0.27	0.28	0.33	0.27	0.33	0.28	0.50	0.48
Per-share amounts – earnings (loss)
from discontinued operations
Diluted earnings per share	0.02	0.06	0.02	0.03	0.02	0.04	0.02	(0.16)
Basic earnings per share	0.03	0.06	0.02	0.03	0.02	0.04	0.02	(0.16)
Per-share amounts – net earnings
Diluted earnings per share	0.30	0.34	0.35	0.30	0.35	0.31	0.51	0.32
Basic earnings per share	0.30	0.34	0.35	0.30	0.35	0.31	0.51	0.32

Selected data
GE
Sales of goods and services	$24,011	$22,303	$26,226	$24,623	$26,025	$25,262	$31,046	$28,826
Gross profit from sales	5,326	4,867	6,090	6,006	6,148	5,691	7,867	6,820
GECC
Total revenues	9,885	9,812	9,582	10,042	9,754	9,918	10,535	10,380
Earnings from continuing operations
attributable to the Company	1,693	1,239	1,577	1,489	1,316	1,440	1,752	2,365

For GE, gross profit from sales is sales of goods and services less costs of goods and services sold.

Earnings-per-share amounts are computed independently each quarter for earnings from continuing operations, earnings (loss) from discontinued operations and net earnings. As a result, the sum of each quarter’s per-share amount may not equal the total per-share amount for the respective year; and the sum of per-share amounts from continuing operations and discontinued operations may not equal the total per-share amounts for net earnings for the respective quarters.